UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08437

Undiscovered Managers Funds

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, NY 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: August 31

Date of reporting period: September 1, 2017 through February 28, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semi-Annual Report

Undiscovered Managers Funds

February 28, 2018 (Unaudited)

Undiscovered Managers Behavioral Value Fund

JPMorgan Realty Income Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

March 29, 2018 (Unaudited)

Dear Shareholder,

The global economy extended its expansion into its ninth year with support from accommodative central banks, growth in corporate profits, consumer confidence and stable energy prices. Prices for equities and bonds generally rose throughout the six months ended February 28, 2018, and managed to rebound somewhat from a sharp sell-off in early February.

“While financial market volatility has increased from the historic lows that marked 2017, certain fundamental drivers of asset prices remain in place.” — George C.W. Gatch

Responding to a tightening U.S. labor market and early signs of inflationary pressure, the U.S. Federal Reserve (the “Fed”) raised interest rates in December 2017. Meanwhile, the U.S. unemployment rate dropped to 4.1% in October and remained at that level through February. Notably, wage growth was positive but subdued. U.S. gross domestic product (GDP) rose to a better-than-expected 2.9% in the final three months of 2017, and early indicators pointed to a continued seasonal pattern of weaker but positive GDP growth for the first quarter of 2018.

The Tax Cuts and Jobs Act of 2017, which reduced both individual and corporate income taxes, was enacted in late December 2017. The law’s passage appeared to add support for U.S. equity prices, which continued to rally through January.

The early February sell-off in financial markets snapped a 15-month run of consecutive gains in the Standard & Poor’s 500 Index. The sell-off also sent yields on government and corporate bonds, which generally move in the opposite direction of prices, sharply higher.

Analysts largely attributed the sell-off to historically high equity market valuations and investor concerns that signs of rising inflation would prompt the Fed to accelerate the rollout of future interest rates increases. While equity prices had rebounded somewhat by the end of February, bond prices remained under pressure.

Meanwhile, the European Central Bank (ECB) in January reduced its monthly asset purchases by half as economic growth within the European Union (EU) continued to strengthen. However, the ECB declined to raise benchmark interest rates during the reporting period. In November, the Bank of England raised benchmark interest rates for the first time in a decade as the domestic economy continued to expand, despite some headwinds from uncertainty over Britain’s advance toward an exit from the EU.

Political uncertainty in Europe faded somewhat as Spain’s central government halted a secessionist movement in Catalonia in October and German Chancellor Angela Merkel successfully formed a governing coalition in late February.

Emerging market nations continued to benefit from robust growth in China, rising commodity prices and strong global demand for goods. Emerging markets debt, which generated strong returns for investors during most of the reporting period, began to weaken late in 2017 amid a decline in the value of the U.S. dollar, which effectively raises the price of exports.

While financial market volatility has increased from the historic lows that marked 2017, certain fundamental drivers of asset prices remain in place. Leading central banks have edged toward policy normalization but remained strongly accommodative for financial markets. Corporate profits have been robust and business investment began to rise in the latter part of the reporting period. Consumer sentiment was buoyant and the outlook for synchronized global economic growth remained positive. Investors who hold a long-term outlook, while remaining fully invested in a well-diversified portfolio, will be best positioned, we believe, to navigate the current market environment.

We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

FEBRUARY 28, 2018	UNDISCOVERED MANAGERS FUNDS	1

Undiscovered Managers Behavioral Value Fund

FUND COMMENTARY

SIX MONTHS ENDED FEBRUARY 28, 2018 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class L Shares)*	8.53%
Russell 2000 Value Index	5.09%

Net Assets as of 2/28/2018 (In Thousands)	$5,983,566

INVESTMENT OBJECTIVE**

The Undiscovered Managers Behavioral Value Fund (the “Fund”) seeks to provide capital appreciation.

HOW DID THE MARKET PERFORM?

U.S. equity markets overall provided investors with positive returns during the reporting period. Key equity market indexes reached multiple record highs from September through January and then rebounded somewhat from a sharp sell-off in early February. Returns from real estate sector equities were largely negative amid investor expectations for rising interest rates.

The sell-off in financial markets erased an estimated $2 trillion in wealth and sent the Standard & Poor’s 500 Index (“S&P 500”) down more than 10% on February 8, 2018 before prices began to rebound. Financial analysts generally blamed the market correction on a surge in U.S. Treasury bond yields, which move in the opposite direction of prices, as well as on investor uncertainty about U.S. Federal Reserve policy, and historically high equity valuations.

Notably, the CBOE Volatility Index (the “VIX”), a measure of implied price volatility in the S&P 500, fell to a record low in November and then soared to its highest level in more than two years during the February sell-off.

Overall, U.S. equity prices continued to be supported by strong growth in corporate earnings, positive consumer sentiment, stable energy prices and low interest rates. During the reporting period, large cap stocks generally outperformed mid cap and small cap stocks and growth stocks continued to outperform value stocks. Bond prices were weighed down by expectations of accelerating inflation and rising interest rates as the U.S. economic expansion reached its ninth year. For the six months ended February 28, 2018, the Russell 2000 Value Index returned 5.09%.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended February 28, 2018, the Fund’s Class L Shares outperformed the Russell 2000 Value Index (the “Benchmark”). The Fund’s underweight positions in the utilities and energy sectors were leading contributors to performance relative to the Benchmark, while the Fund’s underweight positions in the health care and financials sectors were leading detractors from relative performance.

Leading individual contributors to relative performance included the Fund’s overweight positions in Copart Inc., WPX Energy Inc. and Columbia Sportswear Co. Shares of Copart, an online provider of automobile auctions, rose after the company reported growth in earnings and revenue. Shares of WPX Energy, a petroleum and natural gas producer, rose during the reporting period amid rising global energy prices. Shares of Columbia Sportswear, a maker of outdoor apparel and accessories, rose after the company reported sales growth and better-than-expected fourth quarter 2017 earnings.

Leading individual detractors from relative performance included the Fund’s overweight positions in Colony NorthStar Inc., White Mountains Insurance Group Ltd. and Adtran Inc. Shares of Colony NorthStar, a commercial real estate company, fell after the company reported lower-than-expected 2017 earnings and cut its quarterly dividend. Shares of White Mountains Insurance Group, a property and casualty insurer, fell amid investor concerns over growth in the company’s undeployed capital. Shares of Adtran, a maker of networking and communications equipment, fell after the company reported a loss for the fourth quarter of 2017.

HOW WAS THE FUND POSITIONED?

The Fund’s sub-adviser, Fuller & Thaler Asset Management Inc. (the “Sub-Adviser”) looked for stocks that it believed were mispriced based on behavioral biases. The Sub-Adviser generally utilizes a three-pronged approach that includes i) positive signals such as significant share purchases by company insiders or stock repurchase activity by the company; ii) evidence of market overreaction due to behavioral factors like loss aversion or stereotyping that has resulted in an absolute or relative decline in the valuation of certain securities; and iii) analysis of the company’s fundamentals with regard to business model, valuation and credit risk.

The Fund’s largest average overweight positions versus the Benchmark were in the industrials and information technology sectors, while its largest average underweight positions versus the Benchmark were in the financials and utilities sectors.

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee that it will be achieved.

2	UNDISCOVERED MANAGERS FUNDS	FEBRUARY 28, 2018

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO*
1.	Investors Bancorp, Inc.	4.0%
2.	First Horizon National Corp.	3.3
3.	Celanese Corp., Series A	2.4
4.	KeyCorp	2.2
5.	Hope Bancorp, Inc.	2.2
6.	Brixmor Property Group, Inc.	2.1
7.	Colony NorthStar, Inc., Class A	2.1
8.	White Mountains Insurance Group Ltd.	2.0
9.	ACI Worldwide, Inc.	1.9
10.	Rayonier, Inc.	1.9

PORTFOLIO COMPOSITION BY SECTOR*
Financials	27.3%
Industrials	15.4
Information Technology	13.9
Real Estate	11.9
Consumer Discretionary	9.9
Materials	7.4
Energy	4.6
Utilities	2.9
Consumer Staples	2.5
Health Care	2.1
Short-Term Investment	2.1

*	Percentages indicated are based on total investments as of February 28, 2018. The Fund’s portfolio composition is subject to change.

FEBRUARY 28, 2018	UNDISCOVERED MANAGERS FUNDS	3

Undiscovered Managers Behavioral Value Fund

FUND COMMENTARY

SIX MONTHS ENDED FEBRUARY 28, 2018 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2018

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	June 4, 2004
With Sales Charge**		2.62%	0.67%	11.40%	11.60%
Without Sales Charge		8.31	6.25	12.61	12.21
CLASS C SHARES	June 4, 2004
With CDSC***		7.02	4.71	12.05	11.65
Without CDSC		8.02	5.71	12.05	11.65
CLASS I SHARES	April 30, 2013	8.43	6.51	12.90	12.46
CLASS L SHARES	December 28, 1998	8.53	6.68	13.06	12.54
CLASS R2 SHARES	April 30, 2013	8.18	5.98	12.34	12.07
CLASS R3 SHARES	March 1,2017	8.30	6.24	12.60	12.21
CLASS R4 SHARES	March 1,2017	8.44	6.51	12.90	12.46
CLASS R5 SHARES	March 1,2017	8.53	6.68	13.06	12.54
CLASS R6 SHARES	April 30, 2013	8.58	6.78	13.17	12.60

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/29/08 TO 2/28/18)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R6 and Class I Shares prior to their inception date are based on the performance of Class L Shares. The actual returns of Class I Shares would have been lower than those shown because Class I Shares have higher expenses than Class L Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class L Shares. Returns for Class R2 Shares prior to their inception date are based on the performance of Class A Shares. The actual returns of Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A Shares. Returns for Class R3, Class R4 and Class R5 Shares prior to their inception dates are based on the performance of the Class A, Class I and Class L Shares, respectively. The actual returns for Class R3, Class R4 and Class R5 Shares would have been similar to those shown because Class R3, Class R4 and Class R5 Shares have similar expenses to Class A, Class I and Class L Shares, respectively.

The graph illustrates comparative performance for $3,000,000 invested in Class L Shares of the Undiscovered Managers Behavioral Value Fund, the Russell 2000 Value Index and the Lipper Small-Cap Value Funds Index from

February 29, 2008 to February 28, 2018. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 2000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmark, if applicable. The performance of the Lipper Small-Cap Value Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Russell 2000 Value Index is an unmanaged index, which measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Lipper Small-Cap Value Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class L Shares have a $3,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	UNDISCOVERED MANAGERS FUNDS	FEBRUARY 28, 2018

JPMorgan Realty Income Fund

FUND COMMENTARY

SIX MONTHS ENDED FEBRUARY 28, 2018 (Unaudited)

REPORTING PERIOD RETURN:

Fund (Class L Shares)*	(9.76)%
Morgan Stanley Capital International (“MSCI”) US REIT Index	(10.39)%

Net Assets as of 2/28/2018 (In Thousands)	$1,904,168

INVESTMENT OBJECTIVE**

The JPMorgan Realty Income Fund (the “Fund”) seeks to provide high total investment return through a combination of capital appreciation and current income.

HOW DID THE MARKET PERFORM?

U.S. equity markets overall provided investors with positive returns during the reporting period. Key equity market indexes reached multiple record highs from September through January, and then rebounded somewhat from a sharp sell-off in early February. Returns from real estate sector equities were largely negative amid investor expectations for rising interest rates.

The sell-off in financial markets erased an estimated $2 trillion in wealth and sent the Standard & Poor’s 500 Index (“S&P 500”) down more than 10% on February 8, 2018 before prices began to rebound. Financial analysts generally blamed the market correction on a surge in U.S. Treasury bond yields, which move in the opposite direction of prices, as well as investor uncertainty about U.S. Federal Reserve policy and historically high equity valuations.

Notably, the CBOE Volatility Index (the “VIX”), a measure of implied price volatility in the S&P 500, fell to a record low in November and then soared to its highest level in more than two years during the February sell-off.

Overall, U.S. equity prices continued to be supported by strong growth in corporate earnings, positive consumer sentiment, stable energy prices and low interest rates. During the reporting period, large cap stocks generally outperformed mid cap and small cap stocks and growth stocks continued to outperform value stocks. Bond prices were weighed down by expectations of accelerating inflation and rising interest rates as the U.S. economic expansion reached its ninth year.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended February 28, 2018, the Fund’s Class L Shares outperformed the MSCI US REIT Index (the “Benchmark”). The Fund’s security selection in the hotels, storage and other properties sector was a leading contributor to performance relative to the Benchmark. The Fund’s underweight position in triple net leases, where tenants pay all real estate taxes, insurance and maintenance on a property, and its security selection in the residential sector also contributed to relative performance. The Fund’s security selection in the office/industrial and retail sectors detracted from relative performance.

Leading individual contributors to the Fund’s relative performance included its overweight positions in CalAtlantic Group Inc. and Hilton Worldwide Holdings Inc. and its underweight position in Colony NorthStar Inc. Shares of CalAtlantic Group, a homebuilder, rose on news that Lennar Corp. would buy the company for about $5.7 billion. Shares of Hilton Worldwide Holdings, an owner/operator of hotels and resorts, rose after the company reported better-than-expected earnings and revenue amid increased demand in China. Shares of Colony NorthStar, a commercial real estate company, fell after the company reported lower-than-expected 2017 earnings and cut its quarterly dividend.

Leading individual detractors from the Fund’s relative performance included its overweight positions in Corporate Office Properties Trust and CyrusOne Inc. and its underweight position in Alexandria Real Estate Equities Inc. Shares of Corporate Office Properties Trust, an owner/operator of offices and data centers, fell along with the broader real estate investment trust (“REIT”) sector after the company reported 2017 earnings in line with analysts’ expectations. Shares of CyrusOne, an owner/operator of data centers, fell along with the REIT sector and after news reports that the company would buy Zenium Data Centers for about $442 million. Shares of Alexandria Real Estate Equities, an owner/operator of commercial properties in the laboratory and technology sectors, rose amid the company’s dividend growth and earnings outperformance relative to its competitors.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers used bottom-up fundamental research to construct, in their view, a portfolio of attractively valued real estate securities. They projected long-term cash flow for each portfolio holding and valued the holdings using a proprietary dividend discount model. During the reporting period, the portfolio managers sold retail sector and triple net lease sector stocks to fund investments in the residential and office/industrial sectors, as well as investments in hotels. The managers sought companies that they believed would benefit from economic recovery, especially residential and data center sector companies.

*

The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee that it will be achieved.

FEBRUARY 28, 2018	UNDISCOVERED MANAGERS FUNDS	5

JPMorgan Realty Income Fund

FUND COMMENTARY

SIX MONTHS ENDED FEBRUARY 28, 2018 (Unaudited) (continued)

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO*
1.	Prologis, Inc.	6.6%
2.	Equinix, Inc.	6.3
3.	AvalonBay Communities, Inc.	6.1
4.	Equity Residential	5.2
5.	Digital Realty Trust, Inc.	4.6
6.	Public Storage	4.3
7.	Lennar Corp., Class A	4.1
8.	Equity LifeStyle Properties, Inc.	3.8
9.	Invitation Homes, Inc.	3.7
10.	CyrusOne, Inc.	3.1

PORTFOLIO COMPOSITION BY SECTOR*
Apartments	27.1%
Industrial	22.2
Office	13.3
Hotels	11.7
Storage	9.4
Diversified	6.7
Regional Malls	2.7
Shopping Centers	2.6
Health Care	1.0
Software	0.9
Short-Term Investment	2.4

*	Percentages indicated are based on total investments as of February 28, 2018. The Fund’s portfolio composition is subject to change.

6	UNDISCOVERED MANAGERS FUNDS	FEBRUARY 28, 2018

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2018

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	June 4, 2004
With Sales Charge**		(14.69)%	(14.75)%	3.36%	4.50%
Without Sales Charge		(9.98)	(10.05)	4.48	5.06
CLASS C SHARES	June 4, 2004
With CDSC***		(11.15)	(11.50)	3.96	4.55
Without CDSC		(10.15)	(10.50)	3.96	4.55
CLASS I SHARES	March 1, 2017	(9.82)	(9.75)	4.87	5.49
CLASS L SHARES	January 1, 1998	(9.76)	(9.69)	4.89	5.50
CLASS R5 SHARES	May 15, 2006	(9.72)	(9.65)	4.95	5.55
CLASS R6 SHARES	November 2, 2015	(9.75)	(9.61)	4.98	5.56

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/29/08 TO 2/28/18)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class R5 Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares. Returns for Class I Shares prior to their inception date are based on the performance of the Class L Shares. The actual returns for Class I Shares would have been lower than those shown because Class I Shares have higher expenses than Class L Shares.

The graph illustrates comparative performance for $3,000,000 invested in Class L Shares of the JPMorgan Realty Income Fund, the MSCI U.S. REIT Index and the Lipper Real Estate Funds Index from February 29, 2008 to February 28, 2018. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI U.S. REIT Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of securities included in the benchmark, if applicable.

The performance of the Lipper Real Estate Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The MSCI U.S. REIT Index is a free float-adjusted market capitalization weighted index that is comprised of equity REITs that are included in the MSCI U.S. Investable Market 2500 Index, with the exception of specialty equity REITs that do not generate a majority of their revenue and income from real estate rental and leasing operations. The index represents approximately 85% of the U.S. REIT universe. The Lipper Real Estate Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class L Shares have a $3,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2018	UNDISCOVERED MANAGERS FUNDS	7

Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — 98.2%
	Consumer Discretionary — 9.9%
	Auto Components — 1.0%
1,996	Gentherm, Inc. (a)	61,482

	Diversified Consumer Services — 0.5%
649	Sotheby’s (a)	29,972

	Hotels, Restaurants & Leisure — 1.6%
1,604	Bloomin’ Brands, Inc.	37,042
1,742	Brinker International, Inc.	59,979

		97,021

	Household Durables — 1.1%
1,845	TRI Pointe Group, Inc. (a)	28,278
805	Tupperware Brands Corp.	39,492

		67,770

	Media — 1.0%
913	John Wiley & Sons, Inc., Class A	58,689

	Specialty Retail — 3.0%
990	American Eagle Outfitters, Inc.	19,070
2,538	DSW, Inc., Class A	49,770
765	Genesco, Inc. (a)	30,057
623	Guess?, Inc.	9,844
4,055	Sally Beauty Holdings, Inc. (a)	68,280

		177,021

	Textiles, Apparel & Luxury Goods — 1.7%
1,323	Columbia Sportswear Co.	99,974

	Total Consumer Discretionary	591,929

	Consumer Staples — 2.5%
	Food & Staples Retailing — 1.0%
2,265	Sprouts Farmers Market, Inc. (a)	58,352

	Household Products — 1.5%
1,651	Energizer Holdings, Inc.	89,970

	Total Consumer Staples	148,322

	Energy — 4.6%
	Energy Equipment & Services — 1.5%
3,377	Patterson-UTI Energy, Inc.	61,022
6,807	TETRA Technologies, Inc. (a)	24,708

		85,730

	Oil, Gas & Consumable Fuels — 3.1%
1,428	PBF Energy, Inc., Class A	41,850
4,605	Range Resources Corp.	61,204
5,945	WPX Energy, Inc. (a)	84,003

		187,057

	Total Energy	272,787

SHARES	SECURITY DESCRIPTION	VALUE($)

	Financials — 27.3%
	Banks — 16.2%
1,981	Bancorp, Inc. (The) (a)	20,944
3,362	Brookline Bancorp, Inc.	53,293
10,285	First Horizon National Corp.	195,931
2,571	First Midwest Bancorp, Inc.	62,263
7,172	Hope Bancorp, Inc.	129,530
17,829	Investors Bancorp, Inc.	240,692
6,343	KeyCorp	134,029
1,030	Simmons First National Corp., Class A	29,303
2,002	TCF Financial Corp.	44,636
1,638	United Bankshares, Inc.	58,133

		968,754

	Capital Markets — 3.1%
5,218	Apollo Investment Corp.	27,343
1,256	Artisan Partners Asset Management, Inc., Class A	42,403
1,548	Investment Technology Group, Inc.	30,689
1,140	Janus Henderson Group plc, (United Kingdom)	40,301
3,565	Oaktree Specialty Lending Corp.	15,329
1,475	Waddell & Reed Financial, Inc., Class A	29,509

		185,574

	Insurance — 5.7%
1,660	Assured Guaranty Ltd.	57,406
4,362	CNO Financial Group, Inc.	98,310
2,957	National General Holdings Corp.	67,962
151	White Mountains Insurance Group Ltd.	121,688

		345,366

	Mortgage Real Estate Investment Trusts (REITs) — 2.3%
1,818	AG Mortgage Investment Trust, Inc.	29,745
3,819	Apollo Commercial Real Estate Finance, Inc.	69,736
1,851	Starwood Property Trust, Inc.	37,482

		136,963

	Total Financials	1,636,657

	Health Care — 2.1%
	Health Care Equipment & Supplies — 0.7%
625	Haemonetics Corp. (a)	44,344

	Health Care Technology — 1.1%
4,679	Allscripts Healthcare Solutions, Inc. (a)	64,893

	Pharmaceuticals — 0.3%
566	Prestige Brands Holdings, Inc. (a)	19,138

	Total Health Care	128,375

SEE NOTES TO FINANCIAL STATEMENTS.

8	UNDISCOVERED MANAGERS FUNDS	FEBRUARY 28, 2018

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — continued
	Industrials — 15.5%
	Aerospace & Defense — 1.9%
1,652	KLX, Inc. (a)	111,785

	Building Products — 1.4%
458	Armstrong Flooring, Inc. (a)	6,417
1,328	Armstrong World Industries, Inc. (a)	80,051

		86,468

	Commercial Services & Supplies — 6.3%
868	Brink’s Co. (The)	63,811
4,746	Civeo Corp. (a)	16,848
1,893	Clean Harbors, Inc. (a)	94,501
1,454	Copart, Inc. (a)	68,070
6,432	Covanta Holding Corp.	96,155
1,045	Herman Miller, Inc.	37,519

		376,904

	Machinery — 3.4%
2,391	Actuant Corp., Class A	54,282
1,341	Harsco Corp. (a)	27,157
508	Hyster-Yale Materials Handling, Inc.	36,189
913	Kennametal, Inc.	37,601
1,119	Terex Corp.	46,456

		201,685

	Marine — 1.1%
2,371	Matson, Inc.	67,585

	Trading Companies & Distributors — 1.4%
313	Applied Industrial Technologies, Inc.	22,023
3,548	MRC Global, Inc. (a)	58,649

		80,672

	Total Industrials	925,099

	Information Technology — 14.0%
	Communications Equipment — 0.6%
2,324	ADTRAN, Inc.	36,366

	Electronic Equipment, Instruments & Components — 5.4%
977	Avnet, Inc.	41,732
1,077	Dolby Laboratories, Inc., Class A	69,551
1,196	MTS Systems Corp.	58,563
3,566	VeriFone Systems, Inc. (a)	59,192
661	Zebra Technologies Corp., Class A (a)	91,259

		320,297

	IT Services — 5.0%
1,084	Acxiom Corp. (a)	29,664
378	Broadridge Financial Solutions, Inc.	37,978
1,846	Cardtronics plc, Class A (a)	41,304

SHARES	SECURITY DESCRIPTION	VALUE($)

	IT Services — continued
2,834	Convergys Corp.	65,788
266	Global Payments, Inc.	30,188
1,940	Sykes Enterprises, Inc. (a)	56,372
1,350	Syntel, Inc. (a)	36,243

		297,537

	Software — 3.0%
4,756	ACI Worldwide, Inc. (a)	112,477
1,801	Verint Systems, Inc. (a)	70,077

		182,554

	Total Information Technology	836,754

	Materials — 7.4%
	Chemicals — 4.5%
1,489	Cabot Corp.	89,590
1,409	Celanese Corp., Series A	142,138
1,009	Koppers Holdings, Inc. (a)	40,745

		272,473

	Construction Materials — 0.7%
443	Eagle Materials, Inc.	44,377

	Metals & Mining — 1.3%
3,167	Commercial Metals Co.	76,963

	Paper & Forest Products — 0.9%
2,564	PH Glatfelter Co.	52,334

	Total Materials	446,147

	Real Estate — 12.0%
	Equity Real Estate Investment Trusts (REITs) — 12.0%
1,869	Alexander & Baldwin, Inc.	41,100
8,216	Brixmor Property Group, Inc.	127,681
2,763	Chatham Lodging Trust	50,259
16,108	Colony NorthStar, Inc., Class A	125,317
6,587	Franklin Street Properties Corp.	53,291
1,690	Invitation Homes, Inc.	36,748
613	Kite Realty Group Trust	9,280
1,397	Pebblebrook Hotel Trust	47,517
580	PotlatchDeltic Corp.	29,668
3,293	Rayonier, Inc.	111,919
3,059	Retail Properties of America, Inc., Class A	36,586
679	Ryman Hospitality Properties, Inc.	46,830

	Total Real Estate	716,196

	Utilities — 2.9%
	Electric Utilities — 2.9%
1,735	El Paso Electric Co.	84,308

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	UNDISCOVERED MANAGERS FUNDS	9

Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — continued
	Electric Utilities — continued
2,205	Portland General Electric Co.	87,599

	Total Utilities	171,907

	Total Common Stocks (Cost $4,885,245)	5,874,173

Short-Term Investment — 2.1%
	Investment Company — 2.1%
128,410	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.25% (b) (l) (Cost $128,410)	128,410

	Total Investments — 100.3% (Cost $5,013,655)	6,002,583
	Liabilities in Excess of Other Assets — (0.3)%	(19,017)

	NET ASSETS — 100.0%	$5,983,566

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

10	UNDISCOVERED MANAGERS FUNDS	FEBRUARY 28, 2018

JPMorgan Realty Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — 98.5%
	Apartments — 27.4%
752	AvalonBay Communities, Inc.	117,337
427	DR Horton, Inc.	17,898
864	Equity LifeStyle Properties, Inc.	73,139
1,793	Equity Residential	100,803
250	Essex Property Trust, Inc.	55,972
3,293	Invitation Homes, Inc.	71,626
1,375	Lennar Corp., Class A	77,787
16	Lennar Corp., Class B	730
242	Taylor Morrison Home Corp., Class A (a)	5,440

		520,732

	Diversified — 6.8%
157	American Tower Corp.	21,915
834	Investors Real Estate Trust	3,877
222	Kennedy-Wilson Holdings, Inc.	3,637
274	SBA Communications Corp. (a)	43,101
207	St Joe Co. (The) (a)	3,641
1,001	Weyerhaeuser Co.	35,077
511	Zayo Group Holdings, Inc. (a)	18,337

		129,585

	Health Care — 1.0%
522	HCP, Inc.	11,296
145	Welltower, Inc.	7,618

		18,914

	Hotels — 11.8%
388	Belmond Ltd., (United Kingdom), Class A (a)	4,480
598	MGM Growth Properties LLC, Class A	15,703
1,637	Park Hotels & Resorts, Inc.	42,537
1,620	Pebblebrook Hotel Trust	55,092
2,872	RLJ Lodging Trust	56,891
2,476	Sunstone Hotel Investors, Inc.	35,735
702	Xenia Hotels & Resorts, Inc.	13,799

		224,237

	Industrial — 22.4%
339	CoreSite Realty Corp.	31,780
1,206	CyrusOne, Inc.	60,168
876	Digital Realty Trust, Inc.	88,137
307	Equinix, Inc.	120,245
2,092	Prologis, Inc.	126,916

		427,246

	Office — 13.4%
384	Boston Properties, Inc.	45,608
3,258	Brandywine Realty Trust	51,027
1,313	Corporate Office Properties Trust	32,784

SHARES	SECURITY DESCRIPTION	VALUE($)

	Office — continued
745	Douglas Emmett, Inc.	26,644
816	Highwoods Properties, Inc.	35,111
563	JBG SMITH Properties	18,397
4,576	VEREIT, Inc.	31,346
212	Vornado Realty Trust	14,115

		255,032

	Regional Malls — 2.7%
340	Simon Property Group, Inc.	52,232

	Shopping Centers — 2.6%
674	Acadia Realty Trust	16,222
376	Brixmor Property Group, Inc.	5,848
246	Federal Realty Investment Trust	28,056

		50,126

	Software — 0.9%
299	InterXion Holding NV, (Netherlands) (a)	16,854

	Storage — 9.5%
323	Americold Realty Trust (a)	5,808
1,612	Iron Mountain, Inc.	50,703
280	Life Storage, Inc.	21,981
424	Public Storage	82,479
194	QTS Realty Trust, Inc., Class A	6,258
526	Rexford Industrial Realty, Inc.	14,209

		181,438

	Total Common Stocks (Cost $1,804,269)	1,876,396

Short-Term Investment — 2.5%
	Investment Company — 2.5%
46,928	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.25% (b) (l) (Cost $46,928)	46,928

	Total Investments — 101.0% (Cost $1,851,197)	1,923,324
	Liabilities in Excess of Other Assets — (1.0)%	(19,156)

	NET ASSETS — 100.0%	$1,904,168

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	UNDISCOVERED MANAGERS FUNDS	11

Undiscovered Managers Funds

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2018 (Unaudited)

(a)	— Non-income producing security.
(b)	— Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	— The rate shown is the current yield as of February 28, 2018.

SEE NOTES TO FINANCIAL STATEMENTS.

12	UNDISCOVERED MANAGERS FUNDS	FEBRUARY 28, 2018

THIS PAGE IS INTENTIONALLY LEFT BLANK

FEBRUARY 28, 2018	UNDISCOVERED MANAGERS FUNDS	13

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2018 (Unaudited)

(Amounts in thousands, except per share amounts)

	Behavioral Value Fund		Realty Income Fund
ASSETS:
Investments in non-affiliates, at value	$5,874,173		$1,876,396
Investments in affiliates, at value	128,410		46,928
Receivables:
Investment securities sold	—		7,925
Fund shares sold	3,763		312
Dividends from non-affiliates	4,829		1,908
Dividends from affiliates	187		31

Total Assets	6,011,362		1,933,500

LIABILITIES:
Payables:
Due to custodian	89		—
Investment securities purchased	11,392		27,630
Fund shares redeemed	11,323		433
Accrued liabilities:
Investment advisory fees	3,242		972
Administration fees	355		22
Distribution fees	320		33
Service fees	723		42
Custodian and accounting fees	43		21
Trustees’ and Chief Compliance Officer’s fees	—	(a)	—	(a)
Other	309		179

Total Liabilities	27,796		29,332

Net Assets	$5,983,566		$1,904,168

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

14	UNDISCOVERED MANAGERS FUNDS	FEBRUARY 28, 2018

	Behavioral Value Fund	Realty Income Fund
NET ASSETS:
Paid-in-Capital	$4,920,141	$1,920,456
Accumulated undistributed (distributions in excess of) net investment income	(2,495)	5,231
Accumulated net realized gains (losses)	76,992	(93,646)
Net unrealized appreciation (depreciation)	988,928	72,127

Total Net Assets	$5,983,566	$1,904,168

Net Assets:
Class A	$891,465	$158,272
Class C	227,718	3,973
Class I	1,176,314	13,031
Class L	3,089,561	53,744
Class R2	17,117	—
Class R3	565	—
Class R4	1,869	—
Class R5	609	11,924
Class R6	578,348	1,663,224

Total	$5,983,566	$1,904,168

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	13,516	13,574
Class C	3,663	353
Class I	17,468	1,105
Class L	45,745	4,551
Class R2	262	—
Class R3	8	—
Class R4	28	—
Class R5	9	1,005
Class R6	8,550	140,716

Net Asset Value (a):
Class A — Redemption price per share	$65.96	$11.66
Class C — Offering price per share (b)	62.17	11.27
Class I — Offering and redemption price per share	67.34	11.79
Class L — Offering and redemption price per share	67.54	11.81
Class R2 — Offering and redemption price per share	65.43	—
Class R3 — Offering and redemption price per share	65.71	—
Class R4 — Offering and redemption price per share	67.24	—
Class R5 — Offering and redemption price per share	67.52	11.87
Class R6 — Offering and redemption price per share	67.64	11.82
Class A maximum sales charge	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$69.61	$12.31

Cost of investments in non-affiliates	$4,885,245	$1,804,269
Cost of investments in affiliates	128,410	46,928

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	UNDISCOVERED MANAGERS FUNDS	15

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2018 (Unaudited)

(Amounts in thousands)

	Behavioral Value Fund		Realty Income Fund
INVESTMENT INCOME:
Interest income from affiliates	$2		$— (a)
Dividend income from non-affiliates	69,759		35,227
Dividend income from affiliates	1,064		323

Total investment income	70,825		35,550

EXPENSES:
Investment advisory fees	22,634		9,157
Administration fees	2,453		993
Distribution fees:
Class A	1,165		209
Class C	917		19
Class R2	45		—
Class R3	—	(a)	—
Service fees:
Class A	1,165		209
Class C	306		6
Class I	1,512		7
Class L	1,536		28
Class R2	22		—
Class R3	—	(a)	—
Class R4	2		—
Class R5	—	(a)	7
Custodian and accounting fees	71		33
Professional fees	64		42
Trustees’ and Chief Compliance Officer’s fees	23		15
Printing and mailing costs	150		45
Registration and filing fees	156		81
Transfer agency fees (See Note 2.C.)	100		26
Other	68		29

Total expenses	32,389		10,906

Less fees waived	(1,770)		(2,185)
Less earnings credits	—	(a)	—
Less expense reimbursements	(5)		(4)

Net expenses	30,614		8,717

Net investment income (loss)	40,211		26,833

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	188,938		18,236
Change in net unrealized appreciation/depreciation on investments in non-affiliates	250,398		(261,686)

Net realized/unrealized gains (losses)	439,336		(243,450)

Change in net assets resulting from operations	$479,547		$(216,617)

(a)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

16	UNDISCOVERED MANAGERS FUNDS	FEBRUARY 28, 2018

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Behavioral Value Fund		Realty Income Fund
	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$40,211	$43,011	$26,833	$45,618
Net realized gain (loss)	188,938	214,210	18,236	(39,114)
Change in net unrealized appreciation/depreciation	250,398	213,264	(261,686)	(81,240)

Change in net assets resulting from operations	479,547	470,485	(216,617)	(74,736)

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(6,330)	(7,642)	(1,286)	(3,194)
From net realized gains	(33,655)	(27,098)	—	(9,473)
Class C
From net investment income	(486)	(680)	(26)	(157)
From net realized gains	(9,289)	(7,141)	—	(497)
Class I (a)
From net investment income	(11,790)	(9,833)	(32)	—
From net realized gains	(43,497)	(25,395)	—	—
Class L
From net investment income	(34,176)	(25,542)	(631)	(2,121)
From net realized gains	(109,716)	(56,777)	—	(5,979)
Class R2
From net investment income	(92)	(87)	—	—
From net realized gains	(666)	(357)	—	—
Class R3 (b)
From net investment income	(4)	—	—	—
From net realized gains	(13)	—	—	—
Class R4 (b)
From net investment income	(19)	—	—	—
From net realized gains	(61)	—	—	—
Class R5 (b)
From net investment income	(6)	—	(158)	(586)
From net realized gains	(20)	—	—	(1,625)
Class R6
From net investment income	(6,860)	(3,836)	(27,962)	(40,432)
From net realized gains	(20,010)	(7,843)	—	(111,980)

Total distributions to shareholders	(276,690)	(172,231)	(30,095)	(176,044)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	122,431	264,288	(417,258)	519,639

NET ASSETS:
Change in net assets	325,288	562,542	(663,970)	268,859
Beginning of period	5,658,278	5,095,736	2,568,138	2,299,279

End of period	$5,983,566	$5,658,278	$1,904,168	$2,568,138

Accumulated undistributed (distributions in excess of) net investment income	$(2,495)	$17,057	$5,231	$8,493

(a)	Commencement of offering of class of shares effective March 1, 2017 for Realty Income Fund.
(b)	Commencement of offering of class of shares effective March 1, 2017 for Behavioral Value Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	UNDISCOVERED MANAGERS FUNDS	17

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Behavioral Value Fund		Realty Income Fund
	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$70,246	$230,790	$35,108	$54,035
Distributions reinvested	36,742	32,240	1,283	12,604
Cost of shares redeemed	(157,968)	(566,946)	(30,981)	(59,698)

Change in net assets resulting from Class A capital transactions	$(50,980)	$(303,916)	$5,410	$6,941

Class C
Proceeds from shares issued	$5,126	$17,155	$281	$1,404
Distributions reinvested	8,473	6,408	25	645
Cost of shares redeemed	(43,142)	(92,630)	(2,044)	(5,481)

Change in net assets resulting from Class C capital transactions	$(29,543)	$(69,067)	$(1,738)	$(3,432)

Class I (a)
Proceeds from shares issued	$86,117	$454,907	$18,199	$268
Distributions reinvested	45,228	28,252	32	—
Cost of shares redeemed	(142,963)	(494,498)	(3,957)	—

Change in net assets resulting from Class I capital transactions	$(11,618)	$(11,339)	$14,274	$268

Class L
Proceeds from shares issued	$330,796	$985,847	$11,930	$17,454
Distributions reinvested	89,324	50,640	542	3,432
Cost of shares redeemed	(302,711)	(532,013)	(11,639)	(72,717)

Change in net assets resulting from Class L capital transactions	$117,409	$504,474	$833	$(51,831)

Class R2
Proceeds from shares issued	$3,010	$11,117	$—	$—
Distributions reinvested	758	444	—	—
Cost of shares redeemed	(5,151)	(7,387)	—	—

Change in net assets resulting from Class R2 capital transactions	$(1,383)	$4,174	$—	$—

Class R3 (b)
Proceeds from shares issued	$440	$144	$—	$—
Distributions reinvested	17	—	—	—
Cost of shares redeemed	(18)	(8)	—	—

Change in net assets resulting from Class R3 capital transactions	$439	$136	$—	$—

Class R4 (b)
Proceeds from shares issued	$290	$1,640	$—	$—
Distributions reinvested	80	—	—	—
Cost of shares redeemed	(142)	(4)	—	—

Change in net assets resulting from Class R4 capital transactions	$228	$1,636	$—	$—

Class R5 (b)
Proceeds from shares issued	$248	$858	$1,085	$6,355
Distributions reinvested	26	—	148	2,105
Cost of shares redeemed	(533)	(27)	(12,309)	(11,000)

Change in net assets resulting from Class R5 capital transactions	$(259)	$831	$(11,076)	$(2,540)

Class R6
Proceeds from shares issued	$133,621	$206,479	$104,031	$564,242
Distributions reinvested	26,588	11,675	27,805	152,401
Cost of shares redeemed	(62,071)	(80,795)	(556,797)	(146,410)

Change in net assets resulting from Class R6 capital transactions	$98,138	$137,359	$(424,961)	$570,233

Total change in net assets resulting from capital transactions	$122,431	$264,288	$(417,258)	$519,639

(a)	Commencement of offering of class of shares effective March 1, 2017 for Realty Income Fund.
(b)	Commencement of offering of class of shares effective March 1, 2017 for Behavioral Value Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

18	UNDISCOVERED MANAGERS FUNDS	FEBRUARY 28, 2018

	Behavioral Value Fund		Realty Income Fund
	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
SHARE TRANSACTIONS:
Class A
Issued	1,034	3,661	2,798	4,128
Reinvested	541	504	99	991
Redeemed	(2,328)	(8,948)	(2,401)	(4,563)

Change in Class A Shares	(753)	(4,783)	496	556

Class C
Issued	80	288	23	110
Reinvested	133	106	2	52
Redeemed	(676)	(1,550)	(162)	(432)

Change in Class C Shares	(463)	(1,156)	(137)	(270)

Class I (a)
Issued	1,238	7,020	1,396	21
Reinvested	652	432	2	—
Redeemed	(2,063)	(7,655)	(314)	—

Change in Class I Shares	(173)	(203)	1,084	21

Class L
Issued	4,756	15,279	914	1,338
Reinvested	1,282	772	42	266
Redeemed	(4,377)	(8,181)	(888)	(5,532)

Change in Class L Shares	1,661	7,870	68	(3,928)

Class R2
Issued	45	178	—	—
Reinvested	11	7	—	—
Redeemed	(76)	(117)	—	—

Change in Class R2 Shares	(20)	68	—	—

Class R3 (b)
Issued	6	2	—	—
Reinvested	— (c)	—	—	—
Redeemed	— (c)	— (c)	—	—

Change in Class R3 Shares	6	2	—	—

Class R4 (b)
Issued	5	24	—	—
Reinvested	1	—	—	—
Redeemed	(2)	— (c)	—	—

Change in Class R4 Shares	4	24	—	—

Class R5 (b)
Issued	4	13	84	472
Reinvested	— (c)	—	11	163
Redeemed	(8)	— (c)	(923)	(836)

Change in Class R5 Shares	(4)	13	(828)	(201)

Class R6
Issued	1,938	3,157	7,864	42,096
Reinvested	381	178	2,127	11,816
Redeemed	(887)	(1,241)	(43,339)	(11,235)

Change in Class R6 Shares	1,432	2,094	(33,348)	42,677

(a)	Commencement of offering of class of shares effective March 1, 2017 for Realty Income Fund.
(b)	Commencement of offering of class of shares effective March 1, 2017 for Behavioral Value Fund.
(c)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	UNDISCOVERED MANAGERS FUNDS	19

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Behavioral Value Fund
Class A
Six Months Ended February 28, 2018 (Unaudited)	$63.57	$0.36		$4.99	$5.35	$(0.46)	$(2.50)	$(2.96)
Year Ended August 31, 2017	60.15	0.32		4.95	5.27	(0.40)	(1.45)	(1.85)
Year Ended August 31, 2016	55.30	0.49		6.29	6.78	(0.31)	(1.62)	(1.93)
Year Ended August 31, 2015	55.38	0.37		0.81	1.18	(0.43)	(0.83)	(1.26)
Year Ended August 31, 2014	45.93	0.53		9.13	9.66	(0.21)	—	(0.21)
Year Ended August 31, 2013	35.72	0.12	(f)	10.09	10.21	—	—	—

Class C
Six Months Ended February 28, 2018 (Unaudited)	59.93	0.18		4.69	4.87	(0.13)	(2.50)	(2.63)
Year Ended August 31, 2017	56.84	0.01		4.67	4.68	(0.14)	(1.45)	(1.59)
Year Ended August 31, 2016	52.43	0.20		5.95	6.15	(0.12)	(1.62)	(1.74)
Year Ended August 31, 2015	52.64	0.09		0.77	0.86	(0.24)	(0.83)	(1.07)
Year Ended August 31, 2014	43.80	0.26		8.69	8.95	(0.11)	—	(0.11)
Year Ended August 31, 2013	34.23	(0.08	)(f)	9.65	9.57	—	—	—

Class I
Six Months Ended February 28, 2018 (Unaudited)	64.95	0.45		5.10	5.55	(0.66)	(2.50)	(3.16)
Year Ended August 31, 2017	61.41	0.50		5.04	5.54	(0.55)	(1.45)	(2.00)
Year Ended August 31, 2016	56.37	0.64		6.43	7.07	(0.41)	(1.62)	(2.03)
Year Ended August 31, 2015	56.41	0.52		0.82	1.34	(0.55)	(0.83)	(1.38)
Year Ended August 31, 2014	46.78	0.68		9.29	9.97	(0.34)	—	(0.34)
April 30, 2013 (g) through August 31, 2013	44.54	0.09	(f)	2.15	2.24	—	—	—

Class L
Six Months Ended February 28, 2018 (Unaudited)	65.17	0.50		5.13	5.63	(0.76)	(2.50)	(3.26)
Year Ended August 31, 2017	61.60	0.59		5.07	5.66	(0.64)	(1.45)	(2.09)
Year Ended August 31, 2016	56.52	0.73		6.44	7.17	(0.47)	(1.62)	(2.09)
Year Ended August 31, 2015	56.52	0.60		0.83	1.43	(0.60)	(0.83)	(1.43)
Year Ended August 31, 2014	46.80	0.74		9.32	10.06	(0.34)	—	(0.34)
Year Ended August 31, 2013	36.29	0.29	(f)	10.22	10.51	—	—	—

Class R2
Six Months Ended February 28, 2018 (Unaudited)	63.05	0.28		4.94	5.22	(0.34)	(2.50)	(2.84)
Year Ended August 31, 2017	59.78	0.17		4.90	5.07	(0.35)	(1.45)	(1.80)
Year Ended August 31, 2016	55.09	0.34		6.28	6.62	(0.31)	(1.62)	(1.93)
Year Ended August 31, 2015	55.18	0.20		0.84	1.04	(0.30)	(0.83)	(1.13)
Year Ended August 31, 2014	45.89	0.40		9.12	9.52	(0.23)	—	(0.23)
April 30, 2013 (g) through August 31, 2013	43.77	0.02	(f)	2.10	2.12	—	—	—

Class R3
Six Months Ended February 28, 2018 (Unaudited)	63.57	0.33		5.02	5.35	(0.71)	(2.50)	(3.21)
March 1, 2017 (g) through August 31, 2017	64.80	0.13		(1.36)	(1.23)	—	—	—

Class R4
Six Months Ended February 28, 2018 (Unaudited)	64.94	0.45		5.11	5.56	(0.76)	(2.50)	(3.26)
March 1, 2017 (g) through August 31, 2017	66.12	0.15		(1.33)	(1.18)	—	—	—

Class R5
Six Months Ended February 28, 2018 (Unaudited)	65.17	0.49		5.13	5.62	(0.77)	(2.50)	(3.27)
March 1, 2017 (g) through August 31, 2017	66.30	0.29		(1.42)	(1.13)	—	—	—

Class R6
Six Months Ended February 28, 2018 (Unaudited)	65.29	0.53		5.15	5.68	(0.83)	(2.50)	(3.33)
Year Ended August 31, 2017	61.70	0.66		5.07	5.73	(0.69)	(1.45)	(2.14)
Year Ended August 31, 2016	56.59	0.72		6.52	7.24	(0.51)	(1.62)	(2.13)
Year Ended August 31, 2015	56.58	0.63		0.85	1.48	(0.64)	(0.83)	(1.47)
Year Ended August 31, 2014	46.82	0.78		9.34	10.12	(0.36)	—	(0.36)
April 30, 2013 (g) through August 31, 2013	44.54	0.14	(f)	2.14	2.28	—	—	—

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Reflects special dividends paid out during the period by several of the Fund’s holdings. Had the Fund not received the special dividends, the net investment income (loss) per share would have been $0.08, $(0.12), $0.05, $0.25, $(0.02) and $0.10 for Class A, Class C, Class I, Class L, Class R2 and Class R6 Shares, respectively, and the net investment income (loss) ratio would have been 0.19%, (0.29)%, 0.29%, 0.55%, (0.14)% and 0.61% for Class A, Class C, Class I, Class L, Class R2 and Class R6 Shares, respectively.
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

20	UNDISCOVERED MANAGERS FUNDS	FEBRUARY 28, 2018

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$65.96	8.31%	$891,465	1.29%	1.06%		1.35%	12%
63.57	8.76	907,053	1.28	0.51		1.76	24
60.15	12.70	1,146,043	1.29	0.88		1.83	44
55.30	2.23	696,222	1.29	0.66		1.86	36
55.38	21.06	364,773	1.28	1.02		1.79	44
45.93	28.58	201,017	1.35	0.28	(f)	1.89	58

62.17	8.02	227,718	1.79	0.56		1.85	12
59.93	8.22	247,259	1.78	0.02		2.23	24
56.84	12.13	300,255	1.79	0.38		2.28	44
52.43	1.73	185,342	1.79	0.17		2.31	36
52.64	20.46	107,383	1.78	0.52		2.29	44
43.80	27.96	38,608	1.87	(0.19	)(f)	2.40	58

67.34	8.43	1,176,314	1.04	1.31		1.10	12
64.95	9.03	1,145,714	1.03	0.77		1.44	24
61.41	12.99	1,095,710	1.04	1.13		1.49	44
56.37	2.49	579,340	1.04	0.91		1.54	36
56.41	21.36	270,648	1.04	1.25		1.55	44
46.78	5.03	2,775	1.03	0.57	(f)	1.67	58

67.54	8.53	3,089,561	0.89	1.45		0.95	12
65.17	9.19	2,873,203	0.88	0.91		1.28	24
61.60	13.16	2,230,948	0.89	1.28		1.31	44
56.52	2.65	1,154,307	0.89	1.06		1.33	36
56.52	21.54	520,539	0.89	1.37		1.39	44
46.80	28.96	150,140	1.00	0.65	(f)	1.49	58

65.43	8.18	17,117	1.54	0.83		1.62	12
63.05	8.47	17,759	1.53	0.27		2.05	24
59.78	12.43	12,822	1.54	0.61		2.10	44
55.09	1.98	4,845	1.54	0.36		2.10	36
55.18	20.77	942	1.54	0.74		2.05	44
45.89	4.84	52	1.54	0.14	(f)	2.12	58

65.71	8.30	565	1.29	0.98		1.40	12
63.57	(1.90)	133	1.29	0.40		1.66	24

67.24	8.44	1,869	1.04	1.31		1.10	12
64.94	(1.78)	1,586	1.04	0.47		1.42	24

67.52	8.51	609	0.89	1.43		0.97	12
65.17	(1.70)	821	0.89	0.88		1.26	24

67.64	8.58	578,348	0.79	1.54		0.85	12
65.29	9.29	464,750	0.78	1.01		1.16	24
61.70	13.28	309,958	0.78	1.24		1.17	44
56.59	2.73	54,931	0.79	1.10		1.19	36
56.58	21.67	15,199	0.79	1.41		1.29	44
46.82	5.12	53	0.79	0.89	(f)	1.37	58

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	UNDISCOVERED MANAGERS FUNDS	21

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Realty Income Fund
Class A
Six Months Ended February 28, 2018 (Unaudited)	$13.05	$0.11		$(1.40)	$(1.29)	$(0.10)	$—	$(0.10)
Year Ended August 31, 2017	14.67	0.19		(0.82)	(0.63)	(0.24)	(0.75)	(0.99)
Year Ended August 31, 2016	12.95	0.20		2.42	2.62	(0.17)	(0.73)	(0.90)
Year Ended August 31, 2015	13.28	0.18		0.03	0.21	(0.20)	(0.34)	(0.54)
Year Ended August 31, 2014	11.26	0.15	(f)	2.37	2.52	(0.19)	(0.31)	(0.50)
Year Ended August 31, 2013	11.70	0.15		(0.34)	(0.19)	(0.16)	(0.09)	(0.25)

Class C
Six Months Ended February 28, 2018 (Unaudited)	12.61	0.08		(1.35)	(1.27)	(0.07)	—	(0.07)
Year Ended August 31, 2017	14.27	0.13		(0.82)	(0.69)	(0.22)	(0.75)	(0.97)
Year Ended August 31, 2016	12.64	0.12		2.36	2.48	(0.12)	(0.73)	(0.85)
Year Ended August 31, 2015	13.00	0.10		0.05	0.15	(0.17)	(0.34)	(0.51)
Year Ended August 31, 2014	11.06	0.10	(f)	2.30	2.40	(0.15)	(0.31)	(0.46)
Year Ended August 31, 2013	11.50	0.09		(0.32)	(0.23)	(0.12)	(0.09)	(0.21)

Class I
Six Months Ended February 28, 2018 (Unaudited)	13.23	0.15		(1.43)	(1.28)	(0.16)	—	(0.16)
March 1, 2017 (g) through August 31, 2017	13.22	0.07		(0.06)	0.01	—	—	—

Class L
Six Months Ended February 28, 2018 (Unaudited)	13.23	0.14		(1.42)	(1.28)	(0.14)	—	(0.14)
Year Ended August 31, 2017	14.82	0.25		(0.83)	(0.58)	(0.26)	(0.75)	(1.01)
Year Ended August 31, 2016	13.07	0.25		2.44	2.69	(0.21)	(0.73)	(0.94)
Year Ended August 31, 2015	13.37	0.24		0.03	0.27	(0.23)	(0.34)	(0.57)
Year Ended August 31, 2014	11.31	0.22	(f)	2.36	2.58	(0.21)	(0.31)	(0.52)
Year Ended August 31, 2013	11.74	0.20		(0.34)	(0.14)	(0.20)	(0.09)	(0.29)

Class R5
Six Months Ended February 28, 2018 (Unaudited)	13.30	0.14		(1.42)	(1.28)	(0.15)	—	(0.15)
Year Ended August 31, 2017	14.89	0.26		(0.84)	(0.58)	(0.26)	(0.75)	(1.01)
Year Ended August 31, 2016	13.08	0.24		2.47	2.71	(0.17)	(0.73)	(0.90)
Year Ended August 31, 2015	13.38	0.24		0.04	0.28	(0.24)	(0.34)	(0.58)
Year Ended August 31, 2014	11.32	0.21	(f)	2.37	2.58	(0.21)	(0.31)	(0.52)
Year Ended August 31, 2013	11.74	0.20		(0.32)	(0.12)	(0.21)	(0.09)	(0.30)

Class R6
Six Months Ended February 28, 2018 (Unaudited)	13.26	0.15		(1.43)	(1.28)	(0.16)	—	(0.16)
Year Ended August 31, 2017	14.84	0.26		(0.83)	(0.57)	(0.26)	(0.75)	(1.01)
November 2, 2015 (g) through August 31, 2016	14.55	0.23		0.96	1.19	(0.17)	(0.73)	(0.90)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(g)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

22	UNDISCOVERED MANAGERS FUNDS	FEBRUARY 28, 2018

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)

$11.66	(9.98)%	$158,272	1.18%	1.69%		1.37%	47%
13.05	(3.99)	170,609	1.18	1.46		1.41	116
14.67	21.23	183,703	1.18	1.45		1.47	141
12.95	1.46	172,267	1.18	1.28		1.54	93
13.28	23.30	141,044	1.18	1.24	(f)	1.39	105
11.26	(1.67)	57,005	1.18	1.25		1.40	60

11.27	(10.15)	3,973	1.68	1.30		1.89	47
12.61	(4.53)	6,180	1.67	1.05		1.96	116
14.27	20.56	10,842	1.68	0.93		1.98	141
12.64	0.98	9,154	1.68	0.76		1.97	93
13.00	22.64	7,941	1.68	0.83	(f)	1.90	105
11.06	(2.08)	7,420	1.68	0.75		1.90	60

11.79	(9.82)	13,031	0.92	2.41		1.12	47
13.23	0.08	272	0.78	1.11		0.97	116

11.81	(9.76)	53,744	0.77	2.15		0.97	47
13.23	(3.62)	59,320	0.78	1.92		0.98	116
14.82	21.64	124,676	0.78	1.84		0.98	141
13.07	1.89	188,818	0.78	1.71		0.97	93
13.37	23.81	258,480	0.78	1.78	(f)	1.00	105
11.31	(1.27)	447,799	0.78	1.65		1.00	60

11.87	(9.72)	11,924	0.73	2.14		0.95	47
13.30	(3.59)	24,380	0.73	1.93		0.97	116
14.89	21.71	30,288	0.73	1.73		0.91	141
13.08	1.94	1,839,070	0.73	1.74		0.91	93
13.38	23.83	1,393,335	0.73	1.69	(f)	0.94	105
11.32	(1.15)	487,985	0.73	1.70		0.95	60

11.82	(9.75)	1,663,224	0.68	2.24		0.85	47
13.26	(3.51)	2,307,377	0.68	1.94		0.86	116
14.84	9.09	1,949,770	0.68	2.00		0.86	141

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2018	UNDISCOVERED MANAGERS FUNDS	23

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2018 (Unaudited)

1. Organization

Undiscovered Managers Funds (the “Trust”) was organized on September 29, 1997, as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are 2 separate funds of the Trust (collectively, the “Funds”) covered by this report:

	Classes Offered	Diversified/Non-Diversified
Undiscovered Managers Behavioral Value Fund	Class A, Class C, Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6	Diversified
JPMorgan Realty Income Fund	Class A, Class C, Class I, Class L, Class R5 and Class R6	Non-Diversified

All share classes for the Behavioral Value Fund and Class L Shares of the Realty Income Fund are publicly offered on a limited basis.

The investment objective of Behavioral Value Fund is capital appreciation.

The investment objective of Realty Income Fund is high total investment return through a combination of capital appreciation and current income.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectus. Beginning on November 14, 2017, Class C Shares automatically convert to Class A Shares after ten years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

24	UNDISCOVERED MANAGERS FUNDS	FEBRUARY 28, 2018

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Behavioral Value Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,002,583	$—	$—	$6,002,583

Realty Income Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,923,324	$—	$—	$1,923,324

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOIs. Please refer to the SOIs for industry specifics of portfolio holdings.

There were no transfers among any levels during the six months ended February 28, 2018.

B. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a fund first learns of the dividend.

To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

C. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each class of the Funds for the six months ended February 28, 2018 are as follows (amounts in thousands):

	Class A	Class C	Class I		Class L	Class R2	Class R3		Class R4		Class R5		Class R6	Total
Behavioral Value Fund
Transfer agency fees	$21	$6	$10		$52	$2	$—	(a)	$—	(a)	$—	(a)	$9	$100
Realty Income Fund
Transfer agency fees	12	1	—	(a)	6	n/a	n/a		n/a		—	(a)	7	26

(a)	Amount rounds to less than 500.

D. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of February 28, 2018, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ Federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

E. Distributions to Shareholders — For Behavioral Value Fund, distributions from net investment income are generally declared and paid annually. For Realty Income Fund, distributions from net investment income are generally declared and paid quarterly. Distributions are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

FEBRUARY 28, 2018	UNDISCOVERED MANAGERS FUNDS	25

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2018 (Unaudited) (continued)

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

Behavioral Value Fund	0.75%
Realty Income Fund	0.75

A Sub-advisory Agreement exists between JPMIM and Fuller & Thaler Asset Management, Inc. for the Behavioral Value Fund. Under the terms of the Sub-Advisory Agreement, JPMIM pays the sub-adviser a portion of fees received by JPMIM.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the six months ended February 28, 2018, the effective annualized rate was 0.08% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.F.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Trust’s principal underwriter and promotes and arranges for the sale of each Fund’s shares.

The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C, Class R2 and Class R3 Shares of the Funds, as applicable, in accordance with Rule 12b-1 under the 1940 Act. Class I, Class L, Class R4, Class R5 and Class R6 Shares do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:

	Class A	Class C	Class R2	Class R3
Behavioral Value Fund	0.25%	0.75%	0.50%	0.25%
Realty Income Fund	0.25	0.75	n/a	n/a

In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended February 28, 2018, JPMDS retained the following (amounts in thousands):

	Front-End Sales Charge		CDSC
Behavioral Value Fund	$12		$—	(a)
Realty Income Fund	—	(a)	—

(a)	Amount rounds to less than 500.

D. Service Fees — The Trust, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to the shareholders. For performing these services, JPMDS receives a fee, except for Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5
Behavioral Value Fund	0.25%	0.25%	0.25%	0.10%	0.25%	0.25%	0.25%	0.10%
Realty Income Fund	0.25	0.25	0.25	0.10	n/a	n/a	n/a	0.10

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.

JPMDS waived service fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses.

26	UNDISCOVERED MANAGERS FUNDS	FEBRUARY 28, 2018

The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations. Payments to the custodian may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5	Class R6
Behavioral Value Fund	1.30%	1.80%	1.05%	0.90%	1.55%	1.30%	1.05%	0.90%	0.80%
Realty Income Fund	1.18	1.68	0.93	0.78	n/a	n/a	n/a	0.73	0.68

The expense limitation agreement was in effect for the six months ended February 28, 2018 and is in place until at least December 31, 2018.

For the six months ended February 28, 2018, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
Behavioral Value Fund	$1,362	$147	$61	$1,570	$5
Realty Income Fund	1,259	839	22	2,120	4

Additionally, the Funds may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the Funds’ investment in such affiliated money market fund.

The amounts of waivers resulting from investments in these money market funds for the six months ended February 28, 2018 were as follows (amounts in thousands):

Behavioral Value Fund	$200
Realty Income Fund	65

G. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended February 28, 2018, Realty Income Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.

The Funds may use related party broker-dealers. For the six months ended February 28, 2018, the Funds did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the six months ended February 28, 2018, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Behavioral Value Fund	$693,235	$824,474
Realty Income Fund	1,109,238	1,510,387

FEBRUARY 28, 2018	UNDISCOVERED MANAGERS FUNDS	27

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2018 (Unaudited) (continued)

During the six months ended February 28, 2018, there were no purchases or sales of U.S. Government securities.

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at February 28, 2018 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Behavioral Value Fund	$5,013,655	$1,246,910	$257,982	$988,928
Realty Income Fund	1,851,197	155,638	83,511	72,127

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 5, 2018.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility during the six months ended February 28, 2018.

Interest expense paid as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense to affiliates on the Statements of Operations.

The Trust, along with certain other trusts (“Borrowers”), has entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25,000,000 in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25,000,000 minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.

Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00% plus the greater of the federal funds effective rate or one month LIBOR. The annual commitment fee to maintain the Credit Facility is 0.15% and is incurred on the unused portion of the Credit Facility and is allocated to all participating funds pro rata based on their respective net assets. Effective August 15, 2017, this agreement has been amended and restated for a term of 364 days, unless extended.

The Funds did not utilize the Credit Facility during the six months ended February 28, 2018.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

As of February 28, 2018, JPMorgan SmartRetirement Funds, which are affiliated funds of funds, own in the aggregate approximately 79.4% of the net assets of Realty Income Fund.

As of February 28, 2018, Behavioral Value Fund had one non-affiliated omnibus account which represented 14.1% of the Fund’s net assets.

Significant shareholder transactions by these shareholders may impact the Funds’ performance and liquidity.

Because the Funds may invest a significant portion of their assets in real estate investment trusts (“REITs”), the Funds may be subject to certain risks similar to those associated with direct investments in real estate. REITs may be affected by changes in the value of their underlying properties and

28	UNDISCOVERED MANAGERS FUNDS	FEBRUARY 28, 2018

by defaults by tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time.

The Funds may invest in companies with relatively small market capitalizations. Behavioral Value Fund will invest primarily in such companies. Investments in companies with relatively small market capitalizations may involve greater risk than is usually associated with stocks of larger companies. These securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger capitalizations.

8. Investment Company Reporting Modernization

In October 2016, the SEC adopted new rules and forms, and amendments to certain current rules and forms, to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments to Regulation S-X were applied to the Funds’ financial statements as of February 28, 2018. The adoption had no effect on the Funds’ net assets or results of operations.

FEBRUARY 28, 2018	UNDISCOVERED MANAGERS FUNDS	29

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, September 1, 2017, and continued to hold your shares at the end of the reporting period, February 28, 2018.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During the Period*	Annualized Expense Ratio
Behavioral Value Fund
Class A
Actual	$1,000.00	$1,083.10	$6.66	1.29%
Hypothetical	1,000.00	1,018.40	6.46	1.29
Class C
Actual	1,000.00	1,080.20	9.23	1.79
Hypothetical	1,000.00	1,015.92	8.95	1.79
Class I
Actual	1,000.00	1,084.30	5.37	1.04
Hypothetical	1,000.00	1,019.64	5.21	1.04
Class L
Actual	1,000.00	1,085.30	4.60	0.89
Hypothetical	1,000.00	1,020.38	4.46	0.89
Class R2
Actual	1,000.00	1,081.80	7.95	1.54
Hypothetical	1,000.00	1,017.16	7.70	1.54
Class R3
Actual	1,000.00	1,083.00	6.66	1.29
Hypothetical	1,000.00	1,018.40	6.46	1.29
Class R4
Actual	1,000.00	1,084.40	5.37	1.04
Hypothetical	1,000.00	1,019.64	5.21	1.04
Class R5
Actual	1,000.00	1,085.10	4.60	0.89
Hypothetical	1,000.00	1,020.38	4.46	0.89
Class R6
Actual	1,000.00	1,085.80	4.09	0.79
Hypothetical	1,000.00	1,020.88	3.96	0.79

30	UNDISCOVERED MANAGERS FUNDS	FEBRUARY 28, 2018

	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During the Period*	Annualized Expense Ratio
Realty Income Fund
Class A
Actual	$1,000.00	$900.20	$5.56	1.18%
Hypothetical	1,000.00	1,018.94	5.91	1.18
Class C
Actual	1,000.00	898.50	7.91	1.68
Hypothetical	1,000.00	1,016.46	8.40	1.68
Class I
Actual	1,000.00	901.80	4.34	0.92
Hypothetical	1,000.00	1,020.23	4.61	0.92
Class L
Actual	1,000.00	902.40	3.63	0.77
Hypothetical	1,000.00	1,020.98	3.86	0.77
Class R5
Actual	1,000.00	902.80	3.44	0.73
Hypothetical	1,000.00	1,021.17	3.66	0.73
Class R6
Actual	1,000.00	902.50	3.21	0.68
Hypothetical	1,000.00	1,021.42	3.41	0.68

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

FEBRUARY 28, 2018	UNDISCOVERED MANAGERS FUNDS	31

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management businesses of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2018. All rights reserved. February 2018.	SAN-UM-218

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 13(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semi-annual report.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1)Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Undiscovered Managers Funds

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
May 2, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
May 2, 2018

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
May 2, 2018